Assets and liabilities held for sale and discontinued operations - Narrative (Details) $ in Thousands										3 Months Ended		12 Months Ended
	Mar. 13, 2025 USD ($)	Mar. 10, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 27, 2025 USD ($)	Dec. 18, 2024 USD ($)	May 21, 2024 USD ($) T	Apr. 01, 2024 USD ($)	Nov. 08, 2023 USD ($) T	Dec. 14, 2022 USD ($) T	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) operation T	Dec. 31, 2023 USD ($) operation vessel	Dec. 31, 2022 USD ($)	Jun. 27, 2024 T	Oct. 09, 2023 USD ($) vessel shareholder
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels												$ 1,718,862	$ 1,206,636	$ 356,730
Non-current assets or disposal groups classified as held for sale												$ 165,583	$ 871,876	18,459
Number of discontinued operations | operation												0	0
Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain												$ 46,464	$ 411,044	$ 22,064
Forecast | Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain												(969)
24 VLCC tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale																$ 862,600
Number of shareholders involved in transaction | shareholder																2
Number of vessels sold | vessel																24
Receivables from contracts with customers																$ 2,350,000
Number of vessels delivered | vessel													11
Number of vessels transferred to assets held for sale | vessel													13
(Expected) Gain										$ 372,700
Alsace | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain				$ 27,500
Hakata and Ingrid
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale												$ 81,700
Cap Lara
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T												158,826
Proceeds from the sale of vessels												$ 33,200
Non-current assets or disposal groups classified as held for sale												14,400
Cap Lara | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain		$ 18,800
FAST Platform | Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels							$ 2,000
Net capital gain							$ 400
Assets and liabilities classified as held for sale | Cap Charles
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T									158,881
Proceeds from the sale of vessels									$ 40,500
Non-current assets or disposal groups classified as held for sale									$ 18,500
Gain											$ 22,100
Assets and liabilities classified as held for sale | Oceania
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T								441,561
Proceeds from the sale of vessels								$ 43,100
Non-current assets or disposal groups classified as held for sale													$ 8,300
Gain										$ 34,800
Assets and liabilities classified as held for sale | Alsace
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T						320,350
Proceeds from the sale of vessels						$ 96,900
Non-current assets or disposal groups classified as held for sale												69,400
Assets and liabilities classified as held for sale | Hakata
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T															302,550
Assets and liabilities classified as held for sale | Ingrid
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T															314,000
Assets and liabilities classified as held for sale | Windcat 6
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels					$ 275
Non-current assets or disposal groups classified as held for sale												$ 48
Number of years of service					18 years
Assets and liabilities classified as held for sale | Windcat 6 | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain	$ 227
Assets and liabilities classified as held for sale | Cap Lara
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T												158,826
Proceeds from the sale of vessels												$ 33,200
Non-current assets or disposal groups classified as held for sale												$ 14,400
Assets and liabilities classified as held for sale | Cap Lara | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain			$ 18,800